Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,100.2100	1,131.0800	1,159.8300
Reporting date spot rate	1,118.1000	1,071.4000
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	9.9600	10.0900	10.6700
Reporting date spot rate	10.1300	9.4900
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	166.4100	167.5200	174.4000
Reporting date spot rate	162.7600	163.6500
TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	36.5100	37.1600	35.9700
Reporting date spot rate	36.5800	35.9200
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,298.5300	1,277.0100	1,283.9500
Reporting date spot rate	1,279.1600	1,279.2500
PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	304.8700	299.9800	294.4100
Reporting date spot rate	297.3300	306.0700
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0478	0.0498	0.0518
Reporting date spot rate	0.0482	0.0472